Marketable Securities	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Marketable Securities
The following summarizes the Company's net investment in marketable securities as of December 31, 2011 and 2010:

	Common Stock		Preferred Stock		Total Available-for- Sale Securities
As of December 31, 2011:
Fair value	$11,550		$18,835		$30,385

Amortized cost basis	28,997		38,242		67,239
Total other-than-temporary impairment recognized	23,889		31,308		55,197
Adjusted cost basis	5,108		6,934		12,042

Net gains in accumulated other comprehensive income (OCI)	6,615		11,942		18,557
Net losses in accumulated OCI	(173)	(a)	(41)	(b)	(214)

As of December 31, 2010:
Fair value	$15,117		$19,113		$34,230

Amortized cost basis	28,997		38,592		67,589
Total other-than-temporary impairment recognized	23,889		31,576		55,465
Adjusted cost basis	5,108		7,016		12,124

Net gains in accumulated OCI	10,009		12,097		22,106

(a)
This amount represents the gross unrealized losses of one common stock security with a fair value of $765 as of December 31, 2011. This security has been in a continuous unrealized loss position for less than 12 months as of December 31, 2011.

(b)
This amount represents the gross unrealized losses of one preferred stock security with a fair value of $130 as of December 31, 2011. This security has been in a continuous unrealized loss position for less than 12 months as of December 31, 2011.

The following table summarizes activity related to the Company's marketable securities for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
Net unrealized OCI (loss) gain	$(3,486)	$13,742	$35,594
Other-than-temporary impairment	$—	$—	$24,831
Net gain on sales of securities	$277	$4,007	$42,870